Risk Management and Report (Details) - Schedule of Potential Profit and Loss Impact on Trading Book - CLF [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Risk Management and Report (Details) - Schedule of Potential Profit and Loss Impact on Trading Book [Line Items]
CLP Interest Rate	$ (11,113)
Derivatives	(1,467)
Debt instruments	(9,645)
CLF Interest Rate	(12,073)
Derivatives	(1,619)
Debt instruments	(10,454)
Interest rate USD offshore	(34)
Domestic/offshore interest rate spread USD	92
Total Interest rates	(23,128)
Banking spread	(629)
Total FX and FX Options	(168)
Total	$ (23,925)